Land Use Rights, Net (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Land Use Rights, Net (Textual)
Land use rights		$ 418,520
Amortization expenses	$ 21,650	9,921
RMB [Member]
Land Use Rights, Net (Textual)
Land use rights		$ 2,766,000